Document and Entity Information	Jun. 02, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001595893
Document Type	8-K
Document Period End Date	Jun. 02, 2022
Entity Registrant Name	TURNING POINT THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38871
Entity Tax Identification Number	46-3826166
Entity Address, Address Line One	10628 Science Center Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	926-5251
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.0001 per share
Trading Symbol	TPTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false